Consolidated Statements of Changes in Equity - SEK (kr) kr in Thousands	Share Capital	Additional Paid-in Capital	Translation Reserve	Retained Earnings Including Net Loss for the Year	Net Loss For the Year	Non-controlling interests [member]	Total
Opening shareholders equity at Dec. 31, 2017	kr 667	kr 352,959	kr (40)	kr (320,410)	kr 33,176		kr 33,176
Loss for the year				(132,049)	(132,049)		(132,049)
Other comprehensive income/(loss)			6		6		6
Total comprehensive loss for the year			6	(132,049)	(132,043)		(132,043)
Transactions with owners:
New share issue	741	737,909			738,650		738,650
Cost attributable to new share issue		(54,433)			(54,433)		(54,433)
Premiums from warrants issuance		2,826			2,826		2,826
Share-based payments		29,999			29,999		29,999
Interest from capital contributions from shareholders		3,059		(3,059)
Total transactions with owners	741	719,360		(3,059)	717,042		717,042
Equity at the end of period at Dec. 31, 2018	1,408	1,072,319	(34)	(455,518)	618,175		618,175
Loss for the year				(32,578)	(32,578)		(32,578)
Other comprehensive income/(loss)			(11)		(11)		(11)
Total comprehensive loss for the year			(11)	(32,578)	(32,589)		(32,589)
Transactions with owners:
New share issue	140	210,177			210,317		210,317
Cost attributable to new share issue		(10,915)			(10,915)		(10,915)
Premiums from warrants issuance		2,834			2,834		2,834
Share-based payments		249			249		249
Total transactions with owners	140	202,345			202,485		202,485
Equity at the end of period at Dec. 31, 2019	1,548	1,274,664	(45)	(488,096)	788,071		788,071
Loss for the year				(433,494)	(433,494)	kr (3,017)	(436,511)
Other comprehensive income/(loss)			(6,045)	1,196	(4,849)	(3,288)	(8,137)
Total comprehensive loss for the year			(6,045)	(432,298)	(438,343)	(6,305)	(444,648)
Transactions with owners:
New share issue	397	890,990			891,388		891,388
Cost attributable to new share issue		(97,686)			(97,686)		(97,686)
Exercise of warrants	52	59,199			59,251		59,251
Share-based payments		6,012			6,012		6,012
Non-controlling interests from business combinations						136,084	136,084
Purchase of non-controlling interests				1,798	1,798	(83,970)	(82,172)
Total transactions with owners	449	858,515		1,798	860,763	52,114	912,877
Equity at the end of period at Dec. 31, 2020	kr 1,998	kr 2,133,179	kr (6,090)	kr (918,596)	kr 1,210,491	kr 45,809	kr 1,256,300